Financial Instruments (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 29, 2020	Jul. 31, 2015 USD ($) shares	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2010 USD ($)
Financial Instruments
Principal amount			$ 123,877,278,000
UHI
Financial Instruments
Principal amount						$ 1,063.1
UHI | Warrants issued by UHI
Financial Instruments
Principal amount		$ 1,125.0
Warrants exercisable for UHI's common stock | shares		4,858,485
Warrants exercised | shares		267,532
Stock spot price | $ / shares			$ 190	$ 390	$ 387
Expected volatility rate			64.00%	40.00%	36.00%
Minimum | UHI | Warrants issued by UHI
Financial Instruments
Equity stake	10.00%	7.80%
Minimum | UHI | Warrants issued by UHI | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital			8
Exit multiple			8
Maximum | UHI | Warrants issued by UHI
Financial Instruments
Equity stake	35.90%	10.00%
Maximum | UHI | Warrants issued by UHI | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital			9
Exit multiple			9